GOODWILL AND INTANGIBLES (Detail Textuals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Oct. 05, 2015
DCP Business
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets				$ 612.6
Trade Names
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Amortization	$ 2.8		$ 5.5